CASH FLOW INFORMATION (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Increase in accounts receivables and value added taxes and other recoverable taxes	$ (13,704)	$ (7,254)	$ (9,190)
Increase in inventory	(23,272)	(12,080)	(12,714)
Increase in trade and other payables	5,736	6,992	24,516
Total	$ (31,240)	$ (12,342)	$ 2,612